Goodwill - Summary of Goodwill (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Balance – Beginning of period	$ 358,802,534	$ 147,120,852
Adjustments (note 3)	126,315	(5,104,587)
Business acquisitions (note 3)	1,674,764	216,786,269
Balance – End of period	$ 360,603,613	$ 358,802,534